Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,452,540	$ 1,980,773	$ 4,183,354
Operating costs and expenses:
Lease operating expenses	2,492,476	2,017,856	2,474,230
Depreciation, depletion and amortization	810,855	698,851	876,676
General and administrative expenses	5,250,618	6,533,642	2,434,099
Total operating costs and expenses	8,553,949	9,250,349	5,785,005
Loss from operations	(6,101,409)	(7,269,576)	(1,601,651)
Other income (expense):
Foreign currency exchange gain (loss)	28,489	132,033	(51,584)
Other (expense) income, net	(10,459)	185,845	(20,500)
Total other income (expense), net	18,030	317,878	(72,084)
Loss before income tax	(6,083,379)	(6,951,698)	(1,673,735)
Income tax provision
Net loss	(6,083,379)	(6,951,698)	(1,673,735)
Comprehensive loss:
Net loss	(6,083,379)	(6,951,698)	(1,673,735)
Actuarial gain for post-employment benefits	30,704		549
Total comprehensive loss	$ (6,052,675)	$ (6,951,698)	$ (1,673,186)
Loss per ordinary share
Basic and diluted	$ (0.82)	$ (0.94)	$ (0.28)
Weighted average ordinary shares outstanding*
Basic and diluted	7,420,414	7,395,120	6,048,568